Summary of Significant Accounting Policies (Details) - Schedule of cash flow of the VIE's - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash flow of the VIE's [Abstract]
Net cash provided by (used in) operating activities	$ (11,849,660)	$ (14,394,918)	$ 7,329,182
Net cash used in investing activities	(1,426,388)	(1,987,258)	(116,746)
Net cash provided by financing activities	9,635,309	20,555,262	5,752,534
Net increase (decrease) in cash	$ (4,848,767)	$ 4,575,593	$ 13,630,301